Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank
Wall
Street Reform and
Consumer
Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. “Compensation actually paid” is calculated pursuant to SEC rules but does not represent amounts that have been actually earned or realized by our NEOs. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, see “Executive Compensation — Compensation Discussion and Analysis.”

Year (1)	Summary Compensation Table Total for PEO($)(2)	Compensation Actually Paid to PEO($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs($)(2)	Average Compensation Actually Paid to Non-PEO NEOs($)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (millions)($)(6)	Adjusted EBITDA Margin (%)(7)
					Total Shareholder Return($)	Peer Group Total Shareholder Return($)(5)

2022	4,976,832	3,994,970	1,703,975	1,582,065	111.41	57.27	69.0	27.3

2021	7,318,937	6,650,959	1,793,888	1,444,527	123.61	54.06	203.8	23.3

2020	5,316,862	4,246,567	1,621,301	1,290,355	82.68	72.18	(618.7)	20.1

(1)
The Principal Executive Officer (“PEO”) in all years presented was Eilif Serck-Hanssen. In 2022, the non-PEO
NEOs were Richard Buskirk, Marcelo Barbalho Cardoso, Richard Sinkfield and Timothy Grace. In 2021, the
non-PEO
NEOs were Richard Buskirk, Marcelo Barbalho Cardoso, Timothy Grace, Richard Sinkfield and Jean-Jacques Charhon. In 2020, the
non-PEO
NEOs were Jean-Jacques Charhon, Timothy Grace, Richard Sinkfield and Paula Singer.

(2)
Amounts reported in these columns represent, for the applicable year, (i) the total compensation reported in the Summary Compensation Table for the PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the non-PEO
NEOs.

(3)
The reconciliation below sets forth adjustments made to the total compensation reported in Summ ary
Compensation Table for the PEO and the average total compensation reported in Summary Compensation Table for the non-PEO
NEOs to arrive at “compensation actually paid,” as determined in accordance with SEC rules and computed in accordance with the fair value methodology reflected in our financial statements for share-based compensation. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends or other earnings paid on equity awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting.

Year	NEOs	Summary Compensa- tion Table Total ($)	Fair Value of Stock Awards as Reported in SCT ($)		Year-End Fair Value of Awards Granted in Current Year that Remain Outstanding and Unvested as of Year End ($)	Change in Fair Value of Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End ($)		Fair Value of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)		Fair Value at Year End of Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid ($)
2022	PEO Non-PEO NEOs	4,976,832 1,703,975	(2,550,024 (399,548	) )	1,697,901 199,449	(303,661 (33,127	) )	339,576 134,991	(165,654 (23,675	) )	— —	3,994,970 1,582,065
2021	PEO Non-PEO NEOs	7,318,937 1,793,888	(2,550,017 (322,321	) )	1,863,197 233,999	(235,429 (30,566	) )	368,677 46,299	(114,406 (10,141	) )	— (266,631)	6,650,959 1,444,527
2020	PEO Non-PEO NEOs	5,316,862 1,621,301	(2,550,020 (643,640	) )	1,788,463 454,491	(306,222 (63,284	) )	362,103 92,015	(364,619 (53,121	) )	— (117,407)	4,246,567 1,290,355

(4)	Represents the value of a hypothetical $100 investment beginning at market close on December 31, 2019, assuming reinvestment of dividends.

(5)
The peer group used for this purpose, as used in our performance graph pursuant to Item 201(e) of Regulation
S-K
contained in our Annual Report on Form
10-K,
consists of Adtalem Global Education, Inc. (ATGE), Anima Holdings S.A. (ANIM3), Cogna Educação S.A. (COGN3), Grand Canyon Education, Inc. (LOPE), Strategic Education, Inc. (STRA) and YDUQS Participacoes S.A. (YDUQ3).

(6)	Reflects the dollar amount of net income reported in our audited financial statements for the applicable year.

(7)
Adjusted EBITDA Margin is defined as Adjusted EBITDA divided by revenue. Adjusted EBITDA, a non-GAAP
financial measure, is defined as income (loss) from continuing operations, before equity in net (income) loss of affiliates, net of tax, income tax expense (benefit), (gain) loss on sale or disposal of subsidiaries, net, foreign currency exchange (gain) loss, net, other (income) expense, net, loss (gain) on derivatives, loss on debt extinguishment, interest expense and interest income, plus depreciation and amortization, share-based compensation expense, loss on impairment of assets and expenses related to our
Excellence-in-Process
enterprise wide initiative, completed as of December 31, 2021 except for certain expenses related to run out of programs that began in prior periods.

Company Selected Measure Name	Adjusted EBITDA Margin
Named Executive Officers, Footnote [Text Block]
The Principal Executive Officer (“PEO”) in all years presented was Eilif Serck-Hanssen. In 2022, the non-PEO
NEOs were Richard Buskirk, Marcelo Barbalho Cardoso, Richard Sinkfield and Timothy Grace. In 2021, the
non-PEO
NEOs were Richard Buskirk, Marcelo Barbalho Cardoso, Timothy Grace, Richard Sinkfield and Jean-Jacques Charhon. In 2020, the
non-PEO
NEOs were Jean-Jacques Charhon, Timothy Grace, Richard Sinkfield and Paula Singer.

Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose, as used in our performance graph pursuant to Item 201(e) of Regulation
S-K
contained in our Annual Report on Form
10-K,
	consists of Adtalem Global Education, Inc. (ATGE), Anima Holdings S.A. (ANIM3), Cogna Educação S.A. (COGN3), Grand Canyon Education, Inc. (LOPE), Strategic Education, Inc. (STRA) and YDUQS Participacoes S.A. (YDUQ3).
PEO Total Compensation Amount	$ 4,976,832	$ 7,318,937	$ 5,316,862
PEO Actually Paid Compensation Amount	$ 3,994,970	6,650,959	4,246,567
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The reconciliation below sets forth adjustments made to the total compensation reported in Summ ary
Compensation Table for the PEO and the average total compensation reported in Summary Compensation Table for the non-PEO
NEOs to arrive at “compensation actually paid,” as determined in accordance with SEC rules and computed in accordance with the fair value methodology reflected in our financial statements for share-based compensation. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends or other earnings paid on equity awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting.

Year	NEOs	Summary Compensa- tion Table Total ($)	Fair Value of Stock Awards as Reported in SCT ($)		Year-End Fair Value of Awards Granted in Current Year that Remain Outstanding and Unvested as of Year End ($)	Change in Fair Value of Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End ($)		Fair Value of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)		Fair Value at Year End of Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid ($)
2022	PEO Non-PEO NEOs	4,976,832 1,703,975	(2,550,024 (399,548	) )	1,697,901 199,449	(303,661 (33,127	) )	339,576 134,991	(165,654 (23,675	) )	— —	3,994,970 1,582,065
2021	PEO Non-PEO NEOs	7,318,937 1,793,888	(2,550,017 (322,321	) )	1,863,197 233,999	(235,429 (30,566	) )	368,677 46,299	(114,406 (10,141	) )	— (266,631)	6,650,959 1,444,527
2020	PEO Non-PEO NEOs	5,316,862 1,621,301	(2,550,020 (643,640	) )	1,788,463 454,491	(306,222 (63,284	) )	362,103 92,015	(364,619 (53,121	) )	— (117,407)	4,246,567 1,290,355

Non-PEO NEO Average Total Compensation Amount	$ 1,703,975	1,793,888	1,621,301
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,582,065	1,444,527	1,290,355
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The reconciliation below sets forth adjustments made to the total compensation reported in Summ ary
Compensation Table for the PEO and the average total compensation reported in Summary Compensation Table for the non-PEO
NEOs to arrive at “compensation actually paid,” as determined in accordance with SEC rules and computed in accordance with the fair value methodology reflected in our financial statements for share-based compensation. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends or other earnings paid on equity awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting.

Year	NEOs	Summary Compensa- tion Table Total ($)	Fair Value of Stock Awards as Reported in SCT ($)		Year-End Fair Value of Awards Granted in Current Year that Remain Outstanding and Unvested as of Year End ($)	Change in Fair Value of Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End ($)		Fair Value of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)		Fair Value at Year End of Awards Granted in Prior Years that Failed to Meet Vesting Conditions in the Year ($)	Compensation Actually Paid ($)
2022	PEO Non-PEO NEOs	4,976,832 1,703,975	(2,550,024 (399,548	) )	1,697,901 199,449	(303,661 (33,127	) )	339,576 134,991	(165,654 (23,675	) )	— —	3,994,970 1,582,065
2021	PEO Non-PEO NEOs	7,318,937 1,793,888	(2,550,017 (322,321	) )	1,863,197 233,999	(235,429 (30,566	) )	368,677 46,299	(114,406 (10,141	) )	— (266,631)	6,650,959 1,444,527
2020	PEO Non-PEO NEOs	5,316,862 1,621,301	(2,550,020 (643,640	) )	1,788,463 454,491	(306,222 (63,284	) )	362,103 92,015	(364,619 (53,121	) )	— (117,407)	4,246,567 1,290,355

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The
following financial and
non-financial
performance measures represent the most important performance measures used to link CAP to our NEOs for 2022 and company performance. The measures in this list are not ranked.

•	Adjusted EBITDA Margin

•	Adjusted Financing EBITDA

•	Revenue

•	Unlevered Free Cash Flow

•	New Enrollment

•	Total Enrollment
Please see “Executive Compensation – Compensation Discussion and Analysis” for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount	$ 111.41	123.61	82.68
Peer Group Total Shareholder Return Amount	57.27	54.06	72.18
Net Income (Loss)	$ 69,000,000	$ 203,800,000	$ (618,700,000)
Company Selected Measure Amount	0.273	0.233	0.201
PEO Name	Eilif Serck-Hanssen
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA Margin is defined as Adjusted EBITDA divided by revenue. Adjusted EBITDA, a non-GAAP
financial measure, is defined as income (loss) from continuing operations, before equity in net (income) loss of affiliates, net of tax, income tax expense (benefit), (gain) loss on sale or disposal of subsidiaries, net, foreign currency exchange (gain) loss, net, other (income) expense, net, loss (gain) on derivatives, loss on debt extinguishment, interest expense and interest income, plus depreciation and amortization, share-based compensation expense, loss on impairment of assets and expenses related to our
Excellence-in-Process
	enterprise wide initiative, completed as of December 31, 2021 except for certain expenses related to run out of programs that began in prior periods.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Financing EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Unlevered Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	New Enrollment
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Total Enrollment
PEO [Member] | Fair Value Of Stock Awards As Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,550,024)	$ (2,550,017)	$ (2,550,020)
PEO [Member] | Year End Fair Value Of Awards Granted In Current Year That Remain Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,697,901	1,863,197	1,788,463
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(303,661)	(235,429)	(306,222)
PEO [Member] | Fair Value Of Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	339,576	368,677	362,103
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(165,654)	(114,406)	(364,619)
PEO [Member] | Fair Value At Year End Of Awards Granted In Prior Years That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value Of Stock Awards As Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(399,548)	(322,321)	(643,640)
Non-PEO NEO [Member] | Year End Fair Value Of Awards Granted In Current Year That Remain Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	199,449	233,999	454,491
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,127)	(30,566)	(63,284)
Non-PEO NEO [Member] | Fair Value Of Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	134,991	46,299	92,015
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,675)	(10,141)	(53,121)
Non-PEO NEO [Member] | Fair Value At Year End Of Awards Granted In Prior Years That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (266,631)	$ (117,407)